Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
2026	$ 314,576
2027	240,100
Total undiscounted lease payment	554,676
Less: imputed interest	(26,030)
Lease liabilities recognized in the consolidated balance sheet	$ 528,646